Financial instruments (Details 1) - Level 3 - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 179	$ 423
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 677	634
Current portion of contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		293
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		65
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		591
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		$ 40